Segment and Revenue Analysis - Schedule of Cost of Revenues (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of revenues
Total		$ 4,679,085	$ 21,558,986	$ 16,915,795
Bitcoin mining machines and related accessories [Member]
Cost of revenues
Total	[1]		17,004,040	6,342,982
Telecommunication products [Member]
Cost of revenues
Total		932,840	1,346,914	6,170,184
Solar and battery storage solution products and related accessories [Member]
Cost of revenues
Total		430,849
Cryptocurrency exchange services [Member]
Cost of revenues
Total		668,231	740,591	58,024
Cross-border payment and foreign exchange services [Member]
Cost of revenues
Total		1,642,276	1,885,956	1,511,425
Rental services [Member]
Cost of revenues
Total		455,528
Others [Member]
Cost of revenues
Total		$ 549,361	$ 581,485	$ 2,833,180

[1]	Approximately US$16.7 million and US$4.5 million cost related to the bitcoin mining machines and related accessories business recognized in the years ended December 31, 2023 and 2022 was recorded in connection with impairment of VAT recoverable and inventories, respectively.